Parent only financial information - Condensed statements of cash flows (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Condensed statements of cash flows
Net cash used in operating activities		$ (94,391)	$ (59,980)	[1]	$ (172,440)	[1]
Net cash (used in)/provided by investing activities		(70,482)	(8,121)	[1]	87,265	[1]
Net cash provided by/(used in) financing activities		203,863	36,355	[1]	40,619	[1]
Effect of foreign currency exchange rate changes on cash and restricted cash		4,102	(2,183)	[1]	(2,030)	[1]
Net decrease in cash		43,092	(33,929)	[1]	(46,586)	[1]
Cash and restricted cash at the beginning of the year	[1]	50,164	84,093		130,679
Cash and restricted cash at the end of the year		93,256	50,164	[1]	84,093	[1]
Parent company
Condensed statements of cash flows
Net cash used in operating activities		(12,338)	(6,460)		(6,524)
Net cash (used in)/provided by investing activities		(41,612)	8,198		(17,000)
Net cash provided by/(used in) financing activities		54,023	(3,000)		8,091
Effect of foreign currency exchange rate changes on cash and restricted cash		0	0		0
Net decrease in cash		73	(1,262)		(15,433)
Cash and restricted cash at the beginning of the year		562	1,824		17,257
Cash and restricted cash at the end of the year		$ 635	$ 562		$ 1,824

[1]	Restated (refer to Note 2(c))